Collaboration Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaboration Agreement
13. Collaboration agreement
In July 2019, the Company entered into a License and Collaboration Agreement with Astellas (the Astellas Agreement), under which the Company granted Astellas an exclusive, royalty-bearing, sub-licensable,
nontransferable license to certain patent rights to research, develop, manufacture, have manufactured, use, seek and secure regulatory approval for, commercialize, offer for sale, sell, have sold and import, and otherwise exploit licensed products containing both a
GSK-3
inhibitor and an HDAC inhibitor, (the Astellas Licensed Products), including the product candidate
FX-322,
outside of the United States. The Company also granted Astellas a right of first negotiation and a right of last refusal if it entered into any negotiation or agreement of any kind (other than an acquisition of all of the stock or assets of the Company) with any third party under which such third party would obtain the right to develop, manufacture, or commercialize Astellas Licensed Products in the United States.
As consideration for the licensed rights under the Astellas Agreement, Astellas paid the Company an upfront payment of $80,000 in July 2019 and has agreed to pay potential development milestone payments up to $230,000 and commercialization milestones of up to $315,000. The parties agreed to share equally, on a 50/50 basis, all out-of-pocket
costs and joint study costs for all the joint activities conducted pursuant to the development plans or the joint manufacturing plan.
On April 11, 2023, Astellas sent the Company a notice stating that Astellas would be terminating the Astellas Agreement in its entirety on April 14, 2023. The Company agreed to the terms of the notice and on April 14, 2023, the Astellas Agreement was terminated in its entirety. The Company was not subject to any payments or costs as a result of this termination.
The Astellas Agreement was a collaborative agreement that is within the scope of ASC 808, Collaborative Arrangements. Under the provisions of ASC 808, the Company determined that it would apply the guidance in ASC 606 to recognize the revenue related to the license since that component of the arrangement is more reflective of a vendor-customer relationship. The Company recognized the $80,000 upfront fee, which was initially recorded as deferred revenue, as revenue over the period from July 2019 until June 30, 2021, when the Phase 2a clinical trial
(FX-322-202),
the Company’s performance obligation, was completed.
The Astellas Agreement contains joint research and development activities that are not within the scope of ASC 606. The Company invoices Astellas for all joint costs. In the three months ended March 31, 2023 and 2022, the Company invoiced Astellas $14 and $193, respectively, for joint costs.

13. Collaboration agreement
In July 2019, the Company entered into a License and Collaboration Agreement with Astellas (Astellas Agreement), under which the Company granted Astellas an exclusive, royalty-bearing, sub-licensable,
nontransferable license to certain patent rights to research, develop, manufacture, have manufactured, use, seek and secure regulatory approval for, commercialize, offer for sale, sell, have sold and import, and otherwise exploit licensed products containing both a
GSK-3
inhibitor and an HDAC inhibitor (Astellas Licensed Products), including the product candidate
FX-322,
outside of the United States. The Company also granted Astellas a right of first negotiation and a right of last refusal if it entered into any negotiation or agreement of any kind (other than an acquisition of all of the stock or assets of the Company) with any third party under which such third party would obtain the right to develop, manufacture, or commercialize Astellas Licensed Products in the United States.
These parties have agreed to use commercially reasonable efforts to carry out development activities assigned to it under an agreed-upon development plan. Astellas has agreed to use commercially reasonable efforts to obtain regulatory approval for at least one Astellas Licensed Product in sensorineural hearing loss and in age-related
hearing loss, in each case, in one major Asian country and one major European country. The Company has agreed to use commercially reasonable efforts to obtain regulatory approval for at least one
Astellas Licensed Product in the United States. Astellas has the sole right to commercialize the Astellas Licensed Products outside of the United States, and the Company has the sole right to commercialize the Astellas Licensed Products in the United States. Astellas has agreed to use commercially reasonable efforts to commercialize Astellas Licensed Products in a major Asian country and a major European country following receipt of regulatory approval in such countries.
The collaboration is governed by a joint steering committee (JSC) established under the Astellas Agreement and shall be comprised of three representatives each from the Company and Astellas. The JSC shall oversee and coordinate the overall conduct of the development, manufacture and commercialization of the Astellas Licensed Products. All decisions of JSC shall be taken through a unanimous vote with each party’s representatives collectively having one vote. Both the parties shall be responsible for carrying out the development and manufacturing activities in their defined territory in accordance with the plan as reviewed and approved in the JSC.
As consideration for the licensed rights under the Astellas Agreement, Astellas paid the Company an upfront payment of $80,000 in July 2019 and has agreed to pay potential development milestone payments up to $230,000 and commercialization milestones of up to $315,000. Specifically, the Company would receive development milestone payments of $65,000 and $25,000 upon the first dosing of a subject in a Phase 2b clinical trial for SNHL in Europe and Asia, respectively and $100,000 and $40,000 upon the first dosing of a subject in a Phase 3 clinical trial for SNHL in Europe and Asia, respectively. If the Astellas Licensed Products are successfully commercialized, the Company would be eligible for up to $315,000 in potential commercial milestone payments and also tiered royalties at rates ranging from low-
to
mid-teen
percentages. The parties shall share equally, on a 50/50 basis, all out-of-pocket
costs and joint study costs for all the joint activities conducted pursuant to the development plans or the joint manufacturing plan.
The Astellas Agreement remains in effect until the expiration of all royalty obligations. Royalties are paid on a licensed product-by-licensed
product and
country-by-country
basis until the latest of (i) the expiration of the last valid claim in the licensed patent rights with respect to such Astellas Licensed Product in such country or (ii) a set number of years from the first commercial sale of such Astellas Licensed Product in such country. Astellas may terminate the Astellas Agreement at will upon 60 days’ written notice. Each party has the right to terminate the Astellas Agreement due to the other party’s material breach if such breach remains uncured for 90 days (or 45 days in the case of nonpayment) or if the other party becomes bankrupt.
The Astellas Agreement is a collaborative agreement that is within the scope of ASC 808. The Company analyzed the joint research and development activities to assess whether they fall within the scope of ASC 808, and will reassess this throughout the life of the arrangement based on changes in the roles and responsibilities of the parties. Based on the terms of the arrangement as outlined above, both parties are deemed to be active participants in the collaboration. Both parties are performing research and development activities in their defined territory and will be performing joint clinical studies in accordance with the development plan and the study protocol approved by the JSC. Additionally, Astellas and the Company are exposed to significant risks and rewards dependent on the commercial success of any product candidates that may result from the collaboration. As such, the collaboration arrangement is deemed to be within the scope of ASC 808.
The arrangement consists of two components; the license of IP and the research and development activities, including committee participation, to support the co-development
and research plan. Under the provisions of ASC 808, the Company has determined that it will apply the guidance in ASC 606 to recognize the revenue related to the license since that component of the arrangement is more reflective of a vendor-customer relationship. The Company determined that the license and the related research and development services associated with the Phase 2a clinical study were not distinct from one another, as the license has limited value to Astellas without the performance of the research and development activities and the Phase 2a study is essential to the use of the license. As such, the Company determined that these activities should be accounted for as a single combined performance obligation.

Revenue associated with this single performance obligation was recognized as the research and development work was performed, using an input method on the basis of research and development costs incurred to date relative to total research and development costs expected to be incurred. The transfer of control occurred over this time period and, in management’s judgment, was the best measure of progress towards satisfying the performance obligation. The Company determined that the period of performance of the research and development services began upon the signing of the Astellas Agreement and continued until the completion of the Phase 2a clinical trial of
FX-322
(FX-322-202).
The transaction price of $80,000 was allocated to the single combined performance obligation and recorded as deferred revenue in July 2019 when it was received. This upfront payment was recognized as revenue over the period from July 2019 until June 30, 2021, the completion date of the Phase 2a clinical trial
(FX-322-202),
using the input method.
The potential development and regulatory milestone payments are fully constrained until the Company can conclude that achievement of the milestone is probable and that it is probable that recognition of revenue related to the milestone will not result in a significant reversal in the amount of cumulative revenue recognized when the uncertainty associated with the variable consideration is ultimately resolved and as such these have been excluded from the transaction price. As part of its evaluation of the constraint, the Company considers numerous factors, including the fact that achievement of the milestones is outside the control of the Company and contingent upon the future success of clinical trials, the licensee’s efforts, and the receipt of regulatory approval. Any consideration related to sales-based milestones (including royalties) will be recognized when the related sales occur as these amounts have been determined to relate predominantly to the license granted to Astellas and therefore are recognized at the later of when the performance obligation is satisfied, or the related sales of licensed products occur. The Company re-evaluates
the transaction price, including its estimated variable consideration included in the transaction price and all constrained amounts, at each reporting period and as uncertain events are resolved or other changes in circumstances occur, and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis, which would affect revenues and earnings in the period of adjustment.
The Astellas Agreement contains joint research and development activities that are not within the scope of ASC 606. The Company will recognize research and development expense related to the joint study costs for all the joint activities in future periods and reimbursements received from Astellas will be recognized as an offset to research and development expense on the consolidated statements of operations during the development period. In the year ended December 31, 2022 and 2021, the Company invoiced Astellas $392 and $885 for joint costs.